1050 17th Street, Suite 1710 Denver, Colorado 80265-2077 MAIN (800) 955-9988

VIA EDGAR

Document Control
Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re:	Shelton Funds Trust
File Nos. 033-00499 and 811-04417

Dear Sir or Madam:

Pursuant to Rule 497 under the Securities Act of 1933, these materials provide, in interactive data format using the eXtensible Business Reporting Language (XBRL), information related to the Shelton Funds Trust Direct and K share prospectuses for the Funds dated August 24, 2017.

Sincerely,

/s/ Gregory T. Pusch
Gregory T. Pusch
CCO and General Counsel